Federal Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
Federal Tax Status	FEDERAL TAX STATUS
The Internal Revenue Service has determined and informed the Company by a letter dated June 5, 2017 that the Plan was designed in accordance with the applicable regulations of the IRC. The Plan has been amended since filing for the determination letter; however, the Company and the Plan administrator believe that the Plan is currently designed and operated in compliance with the applicable requirements of the IRC and the Plan continues to be tax-exempt.

Accounting principles generally accepted in the United States of America require Plan management to evaluate tax positions taken by the Plan and recognize a liability if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the Internal Revenue Service. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.